FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS (Tables)	13 Months Ended
Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about aging of trade receivables
As of September 30, 2023 and August 31, 2022, the Company’s aging of trade receivables was as follows:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
0-60 days	$22,946	$42,961
61-120 days	5,845	2,022
Gross trade receivables	$28,791	$44,983
Less: Expected credit losses and reserve for product returns and price adjustments	(1,334)	(1,121)
	$27,457	$43,862

Disclosure of detailed information about undiscounted cash flows contractual maturities
The Company is obligated to the following contractual maturities relating to their undiscounted cash flows as at September 30, 2023:

	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Accounts payable and accrued liabilities	$20,007	$20,007	$20,007	$—	$—	$—
Long-term debt	155	161	76	85	—	—
	$20,162	$20,168	$20,083	$85	$—	$—